Property and Equipment	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

(7) Property and Equipment

As of September 26, 2021 and June 27, 2021, property and equipment consists of:

	September 26, 2021	June 27, 2021
Land	$54,948	$19,879
Buildings and improvements	36,841	16,155
Leasehold improvements	319,360	313,441
Equipment, furniture, and fixtures	325,361	315,719
Internal-use software	19,443	19,307
Construction in progress	34,516	28,141
	790,469	712,642
Accumulated depreciation	(305,377)	(287,919)
Property and equipment, net of accumulated depreciation	485,092	424,723

Depreciation expense related to property and equipment was $17,557 and $17,171 for the quarters ended September 26, 2021 and September 27, 2020, respectively.

Total interest cost capitalized for the quarter ending September 26, 2021 and fiscal year ending June 27, 2021 was $99 and $706, respectively.

Assets held for sale:

Total assets held for sale at September 26, 2021 and June 27, 2021 of $13,967 and $686, includes liquor licenses of $265 and $175, respectively. During the quarter ending September 26, 2021, we acquired real property as discussed in Note 5, Acquisitions, that we plan to sell within the next 12 months.

(5) Property and Equipment

As of June 27, 2021 and June 28, 2020, property and equipment consists of:

	June 27, 2021	June 28, 2020
Land	$19,879	$17,987
Buildings and improvements	16,666	15,857
Leasehold improvements	313,441	286,874
Equipment, furniture, and fixtures	315,719	299,029
Internal-use software	19,307	15,806
Construction in progress	28,141	38,388
	713,153	673,941
Accumulated depreciation	(287,919)	(219,363)
Property and equipment, net of accumulated depreciation	425,234	454,578
Less: Assets held for sale – property and equipment	(511)	(1,247)
Property and equipment, net	$424,723	$453,331

Total assets held for sale at June 27, 2021 and June 28, 2020 of $686 and $1,307, includes liquor licenses of $175 and $60, respectively.

Depreciation expense related to property and equipment was $70,334 and $68,290 for fiscal years 2021 and 2020, respectively.

Total interest cost capitalized during fiscal year 2021 and fiscal year 2020 was $706 and $1,188, respectively, as reported in consolidated statements of operations.